Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	$ 5,916	$ 2,852	$ 2,057
Total General and administrative expenses	40,637	22,188	14,101
Salaries and Wages
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	5,126	2,518	1,554
Total General and administrative expenses	20,827	14,009	6,759
Marketing Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total Sales and marketing expenses	790	334	503
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	12,632	3,615	1,823
Office Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	2,445	1,325	2,409
Travel and Other Operating Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	2,330	2,903	2,875
Amortization and Depreciation
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total General and administrative expenses	$ 2,403	$ 336	$ 235